INITIAL PUBLIC OFFERING	1 Months Ended	9 Months Ended
	Nov. 30, 2021	Aug. 31, 2022
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3 — PROPOSED PUBLIC OFFERING

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 7,500,000 Units (or 8,625,000 Units if the underwriters’ over-allotment option is exercised in full) at a price of $10.00 per Unit. Each Unit will consist of one share of Class A common stock, one-half of one redeemable warrant (“Public Warrant”) and one right. Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). Each right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial business combination.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 7,500,000 Units at a price of $10.00 per Unit generating gross proceeds to the Company in the amount of $75,000,000. Each Unit consists of one share of Class A common stock, one-half of one redeemable warrant (“Public Warrant”) and one right. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). Each right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination.

On February 3, 2022, the underwriters purchased an additional 1,125,000 Units pursuant to the full exercise of the over-allotment option. The Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $11,250,000.